UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-22017

                                  The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                             450 South Orange Avenue
                                Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

                                  Andrew Hyltin
                                  The CNL Funds
                             450 South Orange Avenue
                                Orlando, FL 32801
                     (Name and Address of Agent for Service)

               Registrant's Telephone Number, including Area Code:
                                 (407) 540-2599

                   Date of Fiscal Year End: December 31, 2009

                    Date of Reporting Period: March 31, 2009

Item 1. Schedule of Investments


INVESTMENT PORTFOLIO                                                 AS OF MARCH 31, 2009  (UNAUDITED)
------------------------------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND
                                                                           SHARES           VALUE (US$)
                                                                           ------           -----------

COMMON STOCKS 97.7%a

AUSTRALIA 7.3%
Stockland                                                                 201,019               429,485
Westfield Group                                                           123,534               856,334
                                                                                              ---------
                                                                                              1,285,819

CANADA 3.9%
Allied Properties Real Estate Investment Trust                             16,389               167,036
Boardwalk Real Estate Investment Trust                                     13,759               283,736
Chartwell Seniors Housing Real Estate Investment Trust                     34,826               110,488
Dundee Real Estate Investment Trust                                        11,690               118,217
                                                                                              ---------
                                                                                                679,477

FINLAND 0.6%
Sponda Oyj                                                                 39,304               107,974

FRANCE 8.1%
Fonciere des Regions                                                        7,362               345,662
Unibail-Rodamco                                                             7,643             1,081,537
                                                                                              ---------
                                                                                              1,427,199

HONG KONG 12.6%
China Resources Land Ltd.                                                 410,470               643,962
Hang Lung Properties Ltd.                                                 257,994               610,280
Kerry Properties Ltd.                                                     224,000               541,617
Sino-Ocean Land Holdings Ltd.                                             287,951               189,468
Sun Hung Kai Properties Ltd.                                               25,000               224,809
                                                                                              ---------
                                                                                              2,210,136

JAPAN 13.6%
Global One Real Estate Investment Co., Ltd.                                    14                90,232
Japan Real Estate Investment Corp.                                             29               222,783
Mitsubishi Estate Co., Ltd.                                                79,698               904,119
Mitsui Fudosan Co., Ltd.                                                   60,000               658,191
Nippon Building Fund, Inc.                                                     45               388,934
NTT Urban Development Corp.                                                   159               128,683
                                                                                              ---------
                                                                                              2,392,942

NETHERLANDS 0.5%
Prologis European Properties                                               45,778                82,023

SINGAPORE 8.6%
CapitaCommercial Trust                                                    294,686               170,980
Capitaland Ltd.                                                           403,417               618,592
CapitaMall Trust                                                          253,226               220,569
Yanlord Land Group Ltd.                                                   673,984               496,387
                                                                                              ---------
                                                                                              1,506,528

SWEDEN 1.4%
Kungsleden AB                                                              64,557               247,609







INVESTMENT PORTFOLIO                                                  AS OF MARCH 31, 2009  (UNAUDITED)
-------------------------------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND
                                                                           SHARES           VALUE (US$)
                                                                           ------           -----------

UNITED KINGDOM 7.5%
Big Yellow Group PLC                                                       41,683               113,457
British Land Co. PLC                                                       85,082               439,621
Derwent London PLC                                                         28,446               270,875
Helical Bar PLC                                                            59,020               243,033
Land Securities Group PLC                                                  19,650               123,130
St Modwen Properties PLC                                                   89,858               120,333
Workspace Group PLC                                                        46,314                 8,127
                                                                                              ---------
                                                                                              1,318,576

UNITED STATES 33.6%
Alexandria Real Estate Equities, Inc. (REIT)                                8,780               319,592
American Campus Communities, Inc. (REIT)                                   10,349               179,659
AvalonBay Communities, Inc. (REIT)                                          6,801               320,055
Boston Properties, Inc. (REIT)                                              8,760               306,863
Corporate Office Properties Trust (REIT)                                   10,842               269,207
Digital Realty Trust, Inc. (REIT)                                          12,614               418,532
Douglas Emmett, Inc. (REIT)                                                24,103               178,121
Essex Property Trust, Inc. (REIT)                                           3,881               222,537
Federal Realty Investment Trust (REIT)                                      7,620               350,520
HCP, Inc. (REIT)                                                            9,242               164,970
Health Care REIT, Inc. (REIT)                                               9,977               305,196
Medical Properties Trust, Inc. (REIT)                                      32,933               120,205
OMEGA Healthcare Investors, Inc.                                           11,961               168,411
ProLogis (REIT)                                                            11,091                72,091
Public Storage (REIT)                                                       9,179               507,140
Regency Centers Corp. (REIT)                                                9,315               247,500
Simon Property Group, Inc. (REIT)                                          17,929               621,061
Tanger Factory Outlet Centers, Inc. (REIT)                                  6,046               186,580
The Macerich Co. (REIT)                                                    22,731               142,296
Ventas, Inc. (REIT)                                                        10,232               231,345
Vornado Realty Trust (REIT)                                                16,748               556,703
                                                                                              ---------
                                                                                              5,888,584


                                                                             % OF
                                                                       NET ASSETS
                                                                       ----------
TOTAL INVESTMENT PORTFOLIO (Cost $ 27,416,676) b                             97.7            17,146,867
OTHER ASSETS AND LIABILITIES, NET                                             2.3               410,926
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  100.0            17,557,793

a   AS A PERCENTAGE OF NET ASSETS.

b THE COST FOR FEDERAL INCOME TAX PURPOSE WAS $27,416,676. AT MARCH 31, 2009, NET UNREALIZED DEPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $10,269,809. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COST OF $290,356 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COSTS OVER VALUE OF $10,560,165.

REIT: U.S. REAL ESTATE INVESTMENT TRUST. MANY OF THE FOREIGN COMPANIES HAVE
      ADOPTED REIT-LIKE CORPORATE STRUCTURES IN THEIR RESPECTIVE COUNTRIES. THE CHARACTER AND FEATURES OF REIT-LIKE CORPORATE STRUCTURES IN FOREIGN COUNTRIES MAY DIFFER FROM U.S. REITS. THEREFORE, ONLY U.S. COMPANIES ARE DESIGNATED AS "REIT" WHERE APPLICABLE.

1. PORTFOLIO VALUATION

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

    o    Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Generally, the Fund's investments are valued at market value. Securities traded on a principal domestic or foreign securities exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked prices. Securities traded on more than one exchange are valued using the primary exchange where the security is principally traded.

Securities for which market prices are unavailable, or securities for which the Adviser determines that prices do not reflect market value, will be valued at fair value pursuant to valuation policies and procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Pricing Committee of the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Alternatively, the value of foreign securities may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the New York Stock Exchange ("NYSE") using a pricing service and/or procedures approved by the Board of Trustees if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                                          Other Significant          Significant
                                  March 31,           Quoted Prices       Observable Inputs      Unobservable Inputs
                                    2009                (Level 1)             (Level 2)               (Level 3)
                              ---------------------------------------------------------------------------------------
Investments in Securities       $17,146,867             $6,568,061           $10,578,806                  $-
                              ------------------    ------------------    -------------------    --------------------
     Total                      $17,146,867             $6,568,061           $10,578,806                  $-
                              ==================    ==================    ===================    ====================



On March 31, 2009, the Fund's assets assigned to the Level 2 input category consisted of certain foreign securities for which a third party pricing service was employed to estimate the fair market values as of the market closing for New York Stock Exchange on March 31, 2009.

2.      CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

3.      EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CNL FUNDS


By:   /s/ Andrew Hyltin
      ---------------------------------------------------
          Name: Andrew Hyltin
          Title: President

          Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Andrew Hyltin                    By:   /s/ Paul S. Saint-Pierre
      -------------------------------            ------------------------------
          Name: Andrew Hyltin                        Name: Paul S. Saint-Pierre
          Title:President                            Title: Treasurer

          Date: May 20, 2009

                                 CERTIFICATIONS
                                 --------------

     I, Andrew Hyltin, certify that:

1. I have reviewed this report on Form N-Q of The CNL Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
   (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
   (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
   (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
   (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date: May 20, 2009

                                                              /s/ Andrew Hyltin
                                                              Andrew Hyltin
                                                              President

I, Paul S. Saint-Pierre, certify that:

1. I have reviewed this report on Form N-Q of The CNL Funds;
2. Based on my knowledge, this report does not contain any untrue state ment of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
   (c) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
   (d) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   (e) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
   (f) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
   (g) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   (h) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

       Date: May 20, 2009

                                                       /s/ Paul S. Saint-Pierre
                                                       Paul S. Saint-Pierre
                                                       Treasurer